Share Based Payments - Schedule of Stock Options Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Aggregate fair value, Beginning Balance	$ 1,880	$ 1,253	$ 1,253
Aggregate fair value, Granted	799	123	1,924
Aggregate fair value, Exercised		(307)	(345)
Aggregate fair value, Forfeited	(968)	(78)	(316)
Aggregate fair value, Ending Balance	1,735	1,880	1,253
Weighted average exercise price per share, Beginning Balance	$ 5.32	$ 2.13	$ 3.19
Aggregate fair value, Options exercisable	$ 738
Weighted average exercise price per share, Granted	$ 1.37	$ 1.74	$ 5.47
Weighted average remaining contractual term	8 years 7 months 6 days	8 years
Weighted average exercise price per share, Exercised	$ 1.25	$ 0.01	$ 0.01
Weighted average remaining contractual term, Options exercised	6 years 9 months 18 days
Weighted average exercise price per share, Forfeited	$ 4.04	$ 3.81	$ 2.69
Weighted average exercise price per share, Ending Balance	$ 2.36	$ 5.32	$ 2.13
Number of options, Beginning Balance	1,019,333	1,004,861	423,797
Weighted average exercise price per share, Options exercisable	$ 5.47
Number of options, Granted	1,300,000	120,000	770,000
Number of options, Exercised		(77,387)	(86,673)
Number of options, Forfeited	(683,810)	(28,141)	(102,263)
Number of options, Ending Balance	1,635,523	1,019,333	1,004,861
Number of options, Options Exercisable	387,188